Goodwill - Key assumptions used to estimate the recoverable amounts (Details)	Dec. 31, 2025
Bell CTS | Canadian
Disclosure of information for cash-generating units [line items]
Perpetuity growth rate	1.50%
Discount rate	7.00%
Bell CTS | Foreign
Disclosure of information for cash-generating units [line items]
Perpetuity growth rate	3.50%
Discount rate	9.00%
Bell Media Inc.
Disclosure of information for cash-generating units [line items]
Perpetuity growth rate	0.50%
Discount rate	10.80%